EXPLORATION AND EVALUATION ASSETS (Narrative) (Details)		1 Months Ended				12 Months Ended
	Jun. 02, 2018 USD ($)	May 20, 2020 USD ($)	May 20, 2019 USD ($)	Jun. 27, 2018 CAD ($)	Jun. 27, 2018 USD ($)	Dec. 31, 2018 CAD ($) Concession oz shares	Dec. 31, 2018 USD ($) Concession oz shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2020 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2018 CAD ($)	Feb. 28, 2018 USD ($)
Statements [Line Items]
Purchase of exploration and evaluation assets						$ 17,010,194		$ 9,023,908
Impairment (note 5)						$ 642,283		76,387
Las Chispas, Sonora, Mexico [Member]
Statements [Line Items]
Purchase of exploration and evaluation assets							$ 2,798,097		$ 400,000
Mineral property interest option, consideration												$ 4,003,097
Number of concessions | Concession						28	28
Impairment (note 5)						$ 0		0
Las Chispas, Sonora, Mexico [Member] | One mining concession [Member]
Statements [Line Items]
Net smelter return royalty						2.00%	2.00%
Purchase of exploration and evaluation assets						$ 126,510	$ 100,000	51,944	40,000
Mineral property interest option, consideration												$ 150,000
Mineral property interest						100.00%						100.00%
Number of concessions | Concession						1	1
Minimum processing grade applicable to net smelter royalty, in ounces per tonne of silver | oz						40	40
Minimum processing grade applicable to net smelter royalty, in ounces per tonne of gold | oz						0.5	0.5
Las Chispas, Sonora, Mexico [Member] | Four of the mining concessions [Member]
Statements [Line Items]
Purchase of exploration and evaluation assets				$ 111,551	$ 86,400	$ 189,017	$ 146,400	45,451	35,000
Purchase of exploration and evaluation assets, original payment plan		$ 70,000	$ 20,000
Purchase of exploration and evaluation assets, original payment plan, total payments		$ 350,000	$ 100,000		$ 90,000
Discount on original payment plan				4.00%	4.00%
Purchase of exploration and evaluation assets, total amended payments				$ 571,400
Mineral property interest option, consideration						$ 571,400
Mineral property interest option						100.00%						100.00%
Mineral property interest						20.00%						20.00%
Mineral property interest option, consideration, original agreement												$ 575,000
Number of concessions | Concession						4	4
Las Chispas, Sonora, Mexico [Member] | 13 of the mining concessions [Member]
Statements [Line Items]
Purchase of exploration and evaluation assets						$ 2,644,144	$ 2,025,000	389,580	300,000
Purchase of exploration and evaluation assets, original payment plan	$ 2,725,000							129,860	100,000
Purchase of exploration and evaluation assets as amended							2,525,000	259,720	200,000
Purchase of exploration and evaluation assets, paid in shares							$ 500,000
Mineral property interest						100.00%						100.00%
Mineral property interest option, consideration, original agreement, payable in common shares												$ 500,000
Mineral property interest option, consideration, amended agreement												2,950,000
Number of concessions | Concession						13	13
Shares issued for mineral property | shares						236,750	236,750
Shares issued for mineral property amount						$ 682,992
Acquisitions Costs						3,327,136
Cruz de Mayo Project, Sonora, Mexico [Member]
Statements [Line Items]
Purchase of exploration and evaluation assets						$ 130,575	$ 100,000		$ 0
Mineral property interest option, consideration												$ 1,000,000
Mineral property interest option						100.00%						100.00%
Number of concessions | Concession						2	2
Impairment (note 5)						$ 97,488		$ 76,387
Guadalupe Property [Member]
Statements [Line Items]
Mineral property interest option, consideration										$ 300,000	$ 100,000		$ 126,007	$ 100,000
Mineral property interest													100.00%	100.00%
Huasabas Angel De Plata And Estacion Llano Properties [Member]
Statements [Line Items]
Mineral property interest						100.00%						100.00%
Impairment (note 5)						$ 544,795